STOCK-BASED COMPENSATION Option Activity (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Range of Per Share Exercise Price
Outstanding, Minimum (dollars per share)		$ 11.99
Outstanding, Maximum (dollars per share)		$ 21.83
Granted, Minimum (dollars per share)		$ 0
Granted, Maximum (dollars per share)		$ 0
Exercised, Minimum (dollars per share)		$ 11.99
Exercised, Maximum (dollars per share)		$ 11.99
Forfeited, Minimum (dollars per share)		$ 0
Forfeited, Maximum (dollars per share)		$ 0
Outstanding, Minimum (dollars per share)	$ 11.99	$ 12.34
Outstanding, Maximum (dollars per share)	$ 21.83	$ 21.83
Exercisable, Minimum (dollars per share)		$ 12.34
Exercisable, Maximum (dollars per share)		$ 21.83
Shares Under Options
Outstanding (shares)		450,067
Granted (shares)	0	0
Exercised (shares)	0	(45,657)
Forfeited (shares)		0
Outstanding (shares)	450,067	404,410
Exercisable, Shares Under Options		268,695
Weighted Average Exercise Price Per Share
Outstanding (dollars per share)		$ 17.65
Granted (dollars per share)		$ 0.00
Exercised (dollars per share)		$ 11.99
Forfeited (dollars per share)		$ 0.00
Outstanding (dollars per share)	$ 17.65	$ 18.29
Exercisable (dollars per share)		$ 18.33
Additional Disclosures
Outstanding, Weighted Average Remaining Contractual Term (Years)	3 years 10 months 28 days	3 years 3 months 18 days
Exercisable, Weighted Average Remaining Contractual Term (Years)		2 years 8 months 16 days
Outstanding, Aggregate Intrinsic Value		$ 3,888,000
Outstanding, Aggregate Intrinsic Value	3,888,000	3,530,000
Exercisable, Aggregate Intrinsic Value		2,403,000
Intrinsic value of stock options exercised		400,000
Cash received for stock options exercised		$ 500,000